Significant accounting policies - Lease liabilities reconciled to the operating lease commitments (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Operating lease commitments	$ 459		$ 383
Payments in optional extension periods not recognized as of December 31, 2018			$ 76
Weighted average incremental borrowing rate as of January 1, 2019	7.65%
Discounted operating lease commitments as of January 1, 2019	$ 373
Net adjustment for leases previously classified as finance leases and commitments related to short-term leases and leases of low-value assets	17	$ 28
Lease liabilities	$ 390